Pay vs Performance Disclosure - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ 1,410	$ (1,639)	$ (559)